Non-Cash Items (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental Cash Flow Information [Abstract]
Change in collateral for securities lending transactions	$ 0	$ (285)	$ (41)
Total non-cash transactions	$ 0	$ (285)	$ (41)